OMB APPROVAL
OMB Number: 3235-0582
Expires: January 31, 2015
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number    811-22467

Kayne Anderson Midstream/Energy Fund, Inc.
(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100 Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

David J. Shladovsky, Esq. KA Fund Advisors, LLC 717 Texas Avenue, Suite 3100 Houston, Texas 77002
(Name and address of agent for service)

Registrant's telephone number, including area code:    (310) 284-6438

Date of fiscal year end:       November 30

Date of reporting period:     July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Kayne Anderson Midstream/Energy Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy,
Date	August 6, 2013	Chairman of the Board of Directors, President and Chief Executive Officer

* Print the name and title of each signing officer under his or her signature.

Item 1 – Proxy Voting Record
Kayne Anderson Midstream/Energy Fund, Inc.
7/1/2012 - 6/30/2013

Issuer	Symbol	CUSIP	Meeting Date	Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/Against Mgmt
CAPITAL PRODUCTS PARTNERS L.P.	CPLP	Y11082107	7/23/2012	ELECT:	I	YES	FOR	FOR
DIRECTOR: ABEL RASTERHOFF
DIRECTOR: D.P. CHRISTACOPOULOS

SEADRILL LIMITED	SDRL	G7954E1057	9/21/2012	TO RE-ELECT AS DIRECTOR:	I	YES	FOR	FOR
JOHN FREDRIKSEN
TOR OLAV TROIM
KATE BLANKENSHIP
KATHRINE FREDRIKSEN
CARL ERIK STEEN

				RE-APPOINT AND AUTHORIZE:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS, AS OF OLSO, NORWAY AS AUDITORSAND TO AUTHORIZE THE DIRECTORS TO DETERMINE THEIR REMUNERATION.

				APPROVE:	I	YES	FOR	FOR
THE REMUNERATION OF THE COMPANY'S BOARD OF DIRECTORS OF A TOTAL AMOUNT OF FEES NOT TO EXCEED US$800,000 FOR THE YEAR ENDED DECEMBER 31, 2012.

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/21/2012	TO ELECT:	I	YES	FOR	FOR
BART VELDHUIZEN AS A CLASS I DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2013 ANNUAL MEETING.

				TO ELECT:	I	YES	FOR	FOR
CARL ERIK STEEN AS A CLASS II DIRECTOR OF THE PARNTERSHIP WHOSE TERM WILL EXPIRE AT THE 2014 ANNUAL MEETING.

				TO ELECT:	I	YES	FOR	FOR
HANS PETTER AAS AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING.

				TO ELECT:	I	YES	FOR	FOR
PAUL LEAND JR, AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING.

NAVIOS MARITIME PARTNERS L.P.	NMM	Y62267102	12/6/2012	TO ELECT:	I	YES	FOR	FOR
DIRECTOR: JOHN KARAKADAS
DIRECTOR: RPBERT PIEROT

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF PRICEWATERHOUSECOOPERS AS THE COMPANY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2012.

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	12/13/2012	TO ELECT:	I	YES	FOR	FOR
BART VELDHUIZEN AS A CLASS I DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2013 ANNUAL MEETING OF LIMITED PARTNERS.

				TO ELECT:	I	YES	FOR	FOR
CARL ERIK STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2014 ANNUAL MEETING OF LIMITED PARTNERS.

				TO ELECT:	I	YES	FOR	FOR
HANS PETTER AAS AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING OF LIMITED PARTNERS.

				TO ELECT:	I	YES	FOR	FOR
PAUL LEAND JR., AS A CLASS III DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING OF LIMITED PARTNERS.

				TO APPROVE:	I	YES	AGAINST	AGAINST

THE ADOPTION OF AN AMENDMENT TO SECTION 13.9 OF THE PARTNERSHIP'S FIRST AMENDED AND RESTATED AGREEMENT OF THE LIMITED PARTNERSHIP TO REDUCE THE QUORUM REQUIREMENT FOR MEETINGS OF THE LIMITED PARTNERS FROM A MAJORITY TO 33 1/3% OF THE OUTSTANDING UNITS OF THE PARTNERSHIP.

CENTERPOINT ENERGY, INC.	CNP	15189T107	4/25/2013	ELECTION OF DIRECTOR:
				MILTON CARROLL	I	NO	N/A	FOR
				MICHAEL P. JOHNSON	I	NO	N/A	FOR
				JANIECE M. LONGORIA	I	NO	N/A	FOR
				DAVID M. MCCLANAHAN	I	NO	N/A	FOR
				SUSAN O. RHENEY	I	NO	N/A	FOR
				R.A. WALKER	I	NO	N/A	FOR
				PETER S. WAREING	I	NO	N/A	FOR

				RATIFY:	I	NO	N/A	FOR
THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITORS FOR 2013.

				APPROVE:	I	NO	N/A	FOR
THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.

COPANO ENERGY, L.L.C.	CPNO	933767925	4/30/2013	TO ADOPT:	I	YES	FOR	FOR

THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 29, 2013 BY AND AMONG COPANO ENERGY, LLC, KINDER MORGAN ENERGY PARTNERS, L.P., KINDER MORGAN GP, INC., AND JAVELINA MERGER SUB LLC, A WHOLLY-OWNED SUBSIDIARY OF KINDER MORGAN ENERGY PARTNERS, L.P.

				TO APPROVE:	I	YES	FOR	FOR
THE ADJOURMENT OF THE COMPANY'S SPECIAL MEETING, IF NECESSARY TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE MERGER AGREEMENT AT THE TIME OF THE SPECIAL MEETING.

				TO APPROVE:	I	YES	FOR	FOR
ON AN ADVISORY (NON-BINDING) BASIS, THE RELATED COMPENSATION PAYMENTS THAT WILL OR MAY BE PAID BY THE COMPANY TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

SPECTRA ENERGY CORP.	SE	847560109	4/30/2013	ELECTION OF DIRECTOR:
				WILLIAM T. ESREY	I	YES	FOR	FOR
				GREGORY L. EBEL	I	YES	FOR	FOR
				AUSTIN A. ADAMS	I	YES	FOR	FOR
				JOSEPH ALVARADO	I	YES	FOR	FOR
				PAMELA L. CARTER	I	YES	FOR	FOR
				F. ANTHONY COMPER	I	YES	FOR	FOR
				PETER B. HAMILTON	I	YES	FOR	FOR
				DENNIS R. HENDRIX	I	YES	FOR	FOR
				MICHAEL MCSHANE	I	YES	FOR	FOR
				MICHAEL G. MORRIS	I	YES	FOR	FOR
				MICHAEL E.J. PHELPS	I	YES	FOR	FOR

				RATIFICATION:	I	YES	FOR	FOR
OF APPOINTMENT OF DELOITTE & TOUCHE LLP AS SPECTRA ENERGY CORP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

				ADVISORY RESOLUTION:	I	YES	FOR	FOR
TO APPROVE EXECUTIVE COMPENSATION.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
CONCERNING DISCLOSURE OF POLITICAL CONTRIBUTIONS.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
CONCERNING FUGITIVE METHANE EMISSIONS REPORT.

TESORO CORPORATION	TSO	881609101	5/1/2013	ELECTION OF DIRECTOR:
				RODNEY F. CHASE	I	YES	FOR	FOR
				GREGORY J. GOFF	I	YES	FOR	FOR
				ROBERT W. GOLDMAN	I	YES	FOR	FOR
				STEVEN H. GRAPSTEIN	I	YES	FOR	FOR
				DAVID LILLEY	I	YES	FOR	FOR
				MARY PAT MCCARTHY	I	YES	FOR	FOR
				J.W. NOKES	I	YES	FOR	FOR
				SUSAN TOMASKY	I	YES	FOR	FOR
				MICHAEL E. WILEY	I	YES	FOR	FOR
				PATRICK Y. YANG	I	YES	FOR	FOR

				ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE EXECUTIVE COMPENSATION.

				APPROVE:	I	YES	FOR	FOR
THE TESORO CORPORATION AMENDED AND RESTATED 2011 LONG-TERM INCENTIVE PLAN.

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

KEYERA CORP.	KEY	493271100	5/7/2013	APPOINTMENT:	I	YES	FOR	FOR
OF DELOITTE LLP AS AUDITORS OF KEYERA FOR A TERM EXPIRING AT THE CLOSE OF THE NEXT ANNUAL MEETING OF SHAREHOLDERS.

DIRECTOR:
				JAMES V. BERTRAM	I	YES	FOR	FOR
				ROBERT B. CATELL	I	YES	FOR	FOR
				MICHAEL B.C. DAVIES	I	YES	FOR	FOR
				DOUGLAS J. HAUGHEY	I	YES	FOR	FOR
				NANCY M. LAIRD	I	YES	FOR	FOR
				DONALD J. NELSON	I	YES	FOR	FOR
				H. NEIL NICHOLS	I	YES	FOR	FOR
				MICHAEL J. NORRIS	I	YES	FOR	FOR
				WILLIAM R. STEDMAN	I	YES	FOR	FOR

				RESOLUTION:	I	YES	FOR	FOR

THE FULL TEXT OF WHICH IS SET FORTH IN SCHEDULE B TO THE INFORMATION CIRCULAR PUBLISHED BY KEYERA IN CONNECTION WITH THE MEETING, TO RATIFY, CONFIRM, AND APPROVE THE ADVANCE NOTICE BYLAW, AS MORE PARTICULARLY DESCRIBED IN THE CIRCULAR UNDER THE HEADING "MATTERS TO BE ACTED UPON AT THE MEETING" AND IN SCHEDULE B.

				RESOLUTION:	I	YES	FOR	FOR

THE FULL TEXT OF WHICH IS SET FORTH IN SCHEDULE C TO THE CIRCULAR, TO APPROVE AMENDMENTS TO THE ARTICLES OF KEYERA ON SUBSTANTIALLY THE TERMS SET OUT IN SCHEDULE C TO THE CIRCULAR, INCLUDING THE CREATION OF A LIMITED NUMBER OF PREFERRED SHARES WITHOUT NOMINAL OR PAR VALUE TO BE REFERRED TO AS THE "FIRST PREFERRED SHARES" AND A LIMITED NUMBER OF PREFERRED SHARES WITHOUT NOMINAL OR PAR VALUE TO BE REFERRED TO AS THE "SECOND PREFERRED SHARES", AS MORE PARTICULARLY DESCRIBED IN THE CIRCULAR UNDER THE HEADING "MATTERS TO BE ACTED UPON AT THE MEETING" AND IN SCHEDULE C.

OCCIDENTAL PETROLEUM CORPORATION	OXY	674599105	5/3/2013	ELECTION OF DIRECTOR:
				SPENCER ABRAHAM	I	YES	FOR	FOR
				HOWARD I. ATKINS	I	YES	FOR	FOR
				STEPHEN I. CHAZEN	I	YES	FOR	FOR
				EDWARD P. DJEREJIAN	I	YES	FOR	FOR
				JOHN E. FEICK	I	YES	FOR	FOR
				MARGARET M. FORAN	I	YES	FOR	FOR
				CARLOS M. GUTIERREZ	I	YES	FOR	FOR
				RAY R. IRANI	I	YES	FOR	FOR
				AVEDICK B. POLADIAN	I	YES	FOR	FOR
				AZIZ D. SYRIANI	I	YES	FOR	FOR

				ADVISORY VOTE:	I	YES	FOR	FOR
APPROVING EXECUTIVE COMPENSATION.

				RATIFICATION:	I	YES	FOR	FOR
OF SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS.

				APPROVAL:	S	YES	AGAINST	FOR
OF STOCKHOLDER RIGHT TO ACT BY WRITTEN CONSENT.

ENBRIDGE INC.	ENB	29250N105	5/8/2013	DIRECTORS:
				DAVID A. ARLEDGE	I	YES	FOR	FOR
				JAMES J. BLANCHARD	I	YES	FOR	FOR
				J. LORNE BRAITHWAITE	I	YES	FOR	FOR
				J. HERB ENGLAND	I	YES	FOR	FOR
				CHARLES W. FISCHER	I	YES	FOR	FOR
				V.M. KEMPSTON DARKES	I	YES	FOR	FOR
				DAVID A. LESLIE	I	YES	FOR	FOR
				AL MONACO	I	YES	FOR	FOR
				GEORGE K. PETTY	I	YES	FOR	FOR
				CHARLES E. SHULTZ	I	YES	FOR	FOR
				DAN C. TUTCHER	I	YES	FOR	FOR
				CATHERINE L. WILLIAMS	I	YES	FOR	FOR

				APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS AUDITORS.

VOTE:
				ON THE APPROACH TO EXECUTIVE COMPENSATION.	I	YES	FOR	FOR

KINDER MORGAN, INC.	KMI	49456B1017	5/7/2013	DIRECTOR:
				RICHARD D. KINDER	I	YES	FOR	FOR
				C. PARK SHAPER	I	YES	FOR	FOR
				STEVEN J. KEAN	I	YES	FOR	FOR
				ANTHONY W. HALL, JR.	I	YES	FOR	FOR
				DEBORAH A. MACDONALD	I	YES	FOR	FOR
				MICHAEL MILLER	I	YES	FOR	FOR
				MICHAEL C. MORGAN	I	YES	FOR	FOR
				FAYEZ SAROFIM	I	YES	FOR	FOR
				JOEL V. STAFF	I	YES	FOR	FOR
				JOHN STOKES	I	YES	FOR	FOR
				ROBERT F. VAGT	I	YES	FOR	FOR

				RATIFICATION:	I	YES	FOR	FOR
OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

PEMBINA PIPELINE CORPORATION	PBA	706327103	5/10/2013	DIRECTOR:
				GRANT D. BILLING	I	YES	FOR	FOR
				THOMAS W. BUCHANAN	I	YES	FOR	FOR
				ALLAN L. EDGEWORTH	I	YES	FOR	FOR
				RANDALL J. FINDLAY	I	YES	FOR	FOR
				LORNE B. GORDON	I	YES	FOR	FOR
				DAVID M.B. LEGRESLEY	I	YES	FOR	FOR
				ROBERT B. MICHALESKI	I	YES	FOR	FOR
				LESLIE A. O'DONOGHUE	I	YES	FOR	FOR
				JEFFREY T. SMITH	I	YES	FOR	FOR

				TO APPOINT:	I	YES	FOR	FOR
KPMG LLP, CHARTERED ACCOUNTANTS, AS THE AUDITORS OF THE CORPORATION FOR THE ENSUING FINANCIAL YEAR AT A REMUNERATION TO BE FIXED BY MANAGEMENT.

				TO ACCEPT:	I	YES	FOR	FOR
THE APPROACH TO EXECUTIVE COMPENSATION AS DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

				RESOLUTION:	I	YES	FOR	FOR

APPROVING AND AUTHORIZING AN AMENDMENT TO THE ARTICLES TO CHANGE THE DESIGNATION AND TERMS OF THE CORPORATION'S EXISTING INTERNALLY HELD PREFERRED SHARES AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

				RESOLUTION:	I	YES	FOR	FOR

APPROVING AND AUTHORIZING AN AMENDMENT TO THE ARTICLES TO CREATE A NEW CLASS OF PREFERRED SHARES DESIGNATED AS A "CLASS A PREFERRED SHARES" AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

				RESOLUTION:	I	YES	FOR	FOR
APPROVING AND AUTHORIZING AN AMENDMENT TO THE ARTICLES TO INCREASE THE MAXIMUM NUMBER OF DIRECTORS OF PEMBINA FROM 11 TO 13 AS MORE PARTICULARLY DESCRBED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

				RESOLUTION:	I	YES	FOR	FOR
TO CONTINUE, AND AMEND AND RESTATE THE SHAREHOLDER RIGHTS PLAN AGREEMENT AS MORE PARTICULARLY DESCRIBED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

CROSSTEX ENERGY, L.P.	XTEX	22765U102	5/9/2013	APPROVE:	I	YES	FOR	FOR
THE AMENDED AND RESTATED CROSSTEX ENERGY GP, LLC LONG-TERM INCENTIVE PLAN (INCLUDING AN INCREASE IN THE NUMBER OF COMMON UNITS AVAILABLE FOR ISSUANCE THEREUNDER).

CONOCOPHILLIPS	COP	20825C104	5/14/2013	ELECTION OF DIRECTOR:
				RICHARD L. ARMITAGE	I	YES	FOR	FOR
				RICHARD H. AUCHINLECK	I	YES	FOR	FOR
				JAMES E. COPELAND, JR.	I	YES	FOR	FOR
				JODY L. FREEMAN	I	YES	FOR	FOR
				GAY HUEY EVANS	I	YES	FOR	FOR
				RYAN M. LANCE	I	YES	FOR	FOR
				MOHD H. MARICAN	I	YES	FOR	FOR
				ROBERT A. NIBLOCK	I	YES	FOR	FOR
				HARALD J. NORVIK	I	YES	FOR	FOR
				WILLIAM E. WADE, JR.	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

				ADVISORY APPROVAL:	I	YES	FOR	FOR
OF EXECUTIVE COMPENSATION.

				REPORT:	S	YES	AGAINST	FOR
ON GRASSROOTS LOBBYING EXPENDITURES.

				VOTE:	S	YES	AGAINST	FOR
GREENHOUSE GAS REDUCTION TARGETS.

				VOTE:	S	YES	AGAINST	FOR
GENDER IDENTITY NON-DISCRIMINATION.

NISOURCE INC.	NI	65473P105	5/14/2013	ELECTION OF DIRECTOR:
				RICHARD A. ABDOO	I	YES	FOR	FOR
				ARISTIDES S. CANDRIS	I	YES	FOR	FOR
				SIGMUND L. CORNELIUS	I	YES	FOR	FOR
				MICHAEL E. JESANIS	I	YES	FOR	FOR
				MARTY R. KITTRELL	I	YES	FOR	FOR
				W. LEE NUTTER	I	YES	FOR	FOR
				DEBORAH S. PARKER	I	YES	FOR	FOR
				ROBERT C. SKAGGS, JR.	I	YES	FOR	FOR
				TERESA A. TAYLOR	I	YES	FOR	FOR
				RICHARD L. THOMPSON	I	YES	FOR	FOR
				CAROLYN Y. WOO	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE & TOUCH LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLCI ACCOUNTANTS.

				CONSIDER:	I	YES	FOR	FOR
ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.

				CONSIDER:	S	YES	AGAINST	FOR
A STOCKHOLDER PROPOSAL REGARDING ACTION BY WRITTEN CONSENT.

				CONSIDER:	S	YES	AGAINST	FOR
A STOCKHOLDER PROPOSAL REGARDING A POLICY TO END BENCHMARKING CEO COMPENSATION.

HOLLYFRONTIER CORPORATION	HFC	436106108	5/15/2013	ELECTION OF DIRECTOR:
				DOUGLAS Y. BECH	I	YES	FOR	FOR
				BUFORD P. BERRY	I	YES	FOR	FOR
				LELDON E. ECHOLS	I	YES	FOR	FOR
				R. KEVIN HARDAGE	I	YES	FOR	FOR
				MICHAEL C. JENNINGS	I	YES	FOR	FOR
				ROBERT J. KOSTELNIK	I	YES	FOR	FOR
				JAMES H. LEE	I	YES	FOR	FOR
				ROBERT G. MCKENZIE	I	YES	FOR	FOR
				FRANKLIN MYERS	I	YES	FOR	FOR
				MICHAEL ROSE	I	YES	FOR	FOR
				TOMMY VALENTA	I	YES	FOR	FOR

				ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.

OGE ENERGY CORP.	OGE	670837103	5/16/2013	DIRECTOR:
				JAMES H. BRANDI	I	YES	FOR	FOR
				WAYNE H. BRUNETTI	I	YES	FOR	FOR
				LUKE R. CORBETT	I	YES	FOR	FOR
				PETER B. DELANEY	I	YES	FOR	FOR
				JOHN D. GROENDYKE	I	YES	FOR	FOR
				KIRK HUMPHREYS	I	YES	FOR	FOR
				ROBERT KELLEY	I	YES	FOR	FOR
				ROBERT O. LORENZ	I	YES	FOR	FOR
				JUDY R. MCREYNOLDS	I	YES	FOR	FOR
				LEROY C. RICHIE	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S PRINCIPAL INDEPENDENT ACCOUNTANTS FOR 2013.

				ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

				AMENDMENT:	I	YES	FOR	FOR
OF RESTATED CERTIFICATION OF INCORPORATION TO ELIMINATE SUPERMAJORITY VOTING PROVISIONS.

				APPROVAL:	I	YES	FOR	FOR
OF THE OGE ENERGY CORP. 2013 STOCK INCENTIVE PLAN.

				APPROVAL:	I	YES	FOR	FOR
OF THE OGE ENERGY CORP. 2013 ANNUAL INCENTIVE COMPENSATION PLAN.

				AMENDMENT:	I	YES	FOR	FOR
OF THE RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 225,000,000 TO 450,000,000.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
REGARDING REINCORPORATION IN DELAWARE.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/16/2013	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
				ALAN S. ARMSTRONG	I	YES	FOR	FOR
				JOSEPH R. CLEVELAND	I	YES	FOR	FOR
				KATHLEEN B. COOPER	I	YES	FOR	FOR
				JOHN A. HAGG	I	YES	FOR	FOR
				JUANITA H. HINSHAW	I	YES	FOR	FOR
				RALPH IZZO	I	YES	FOR	FOR
				FRANK T. MACINNIS	I	YES	FOR	FOR
				STEVEN W. NANCE	I	YES	FOR	FOR
				MURRAY D. SMITH	I	YES	FOR	FOR
				JANICE D. STONEY	I	YES	FOR	FOR
				LAURA A. SUGG	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2013.

				APPROVAL:	I	YES	FOR	FOR
BY NONBINDING ADVISORY VOTE, OF THE COMPANY'S EXECUTIVE COMPENSATION.

TARGA RESOURCES CORP.	TRGP	87612G101	5/20/2013	DIRECTOR:
				RENE R. JOYCE	I	YES	FOR	FOR
				PETER R. KAGAN	I	YES	FOR	FOR
				CHRIS TONG	I	YES	FOR	FOR

				RATIFICATION:	I	YES	FOR	FOR
OF SELECTION OF INDEPENDENT AUDITORS.

ONEOK, INC.	OKE	682680103	5/22/2013	ELECTION OF DIRECTOR:
				JAMES C. DAY	I	YES	FOR	FOR
				JULIE H. EDWARDS	I	YES	FOR	FOR
				WILLIAMS L. FORD	I	YES	FOR	FOR
				JOHN W. GIBSON	I	YES	FOR	FOR
				BERT H. MACKIE	I	YES	FOR	FOR
				STEVEN J. MALCOLM	I	YES	FOR	FOR
				JIM W. MOGG	I	YES	FOR	FOR
				PATTYE L. MOORE	I	YES	FOR	FOR
				GARY D. PARKER	I	YES	FOR	FOR
				EDUARDO A. RODRIGUEZ	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTRED PUBLIC ACCOUNTING FIRM.

				APPROVE:	I	YES	FOR	FOR
THE MATERIAL TERMS OF THE PERFORMANCE GOALS OF THE EQUITY COMPENSATION PLAN.

				ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.

				SHAREHOLDER PROPOSAL:	S	YES	AGAINST	FOR
REGARDING PUBLICATION OF A REPORT ON METHANE EMISSIONS.

THE SOUTHERN COMPANY	SO	842587107	5/22/2013	ELECTION OF DIRECTOR:
				J.P. BARANCO	I	YES	FOR	FOR
				J.A. BOSCIA	I	YES	FOR	FOR
				H.A. CLARK III	I	YES	FOR	FOR
				T.A. FANNING	I	YES	FOR	FOR
				D.J. GRAIN	I	YES	FOR	FOR
				H.W. HABERMEYER, JR.	I	YES	FOR	FOR
				V.M. HAGEN	I	YES	FOR	FOR
				W.A. HOOD, JR.	I	YES	FOR	FOR
				D.M. JAMES	I	YES	FOR	FOR
				D.E. KLEIN	I	YES	FOR	FOR
				W.G. SMITH, JR.	I	YES	FOR	FOR
				S.R. SPECKER	I	YES	FOR	FOR
				E.J. WOOD III	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

				ADVISORY VOTE:	I	YES	FOR	FOR
TO APPROVE NAMED EXECUTIVE OFFICERS' COMPENSATION.

				RATIFICATION:	I	YES	FOR	FOR
OF BY-LAW AMENDMENT.

				AMENDMENT:	I	YES	FOR	FOR
TO COMPANY'S CERTIFICATE OF INCORPORATION TO REDUCE TWO-THIRDS SUPERMAJORITY REQUIREMENTS IN ARTICLE ELEVENTH TO A MAJORITY VOTE.

				AMENDMENT:	I	YES	FOR	FOR
TO COMPANY'S CERTIFICATE OF INCORPORATION TO REDUCE 75% SUPERMAJORITY REQUIREMENTS IN ARTICLE THIRTEENTH TO A TWO-THIRDS VOTE.

CRESCENT POINT ENERGY CORP.	CPG	22576C101	5/30/2013	TO FIX:	I	YES	FOR	FOR
THE NUMBER OF DIRECTORS OF THE CORPORATION FOR THE ENSUING YEAR AT SEVEN (7).

DIRECTOR:
				PETER BANNISTER	I	YES	FOR	FOR
				PAUL COLBORNE	I	YES	FOR	FOR
				KENNEY F. CUGNET	I	YES	FOR	FOR
				D. HUGH GILLARD	I	YES	FOR	FOR
				GERALD A. ROMANZIN	I	YES	FOR	FOR
				SCOTT SAXBERG	I	YES	FOR	FOR
				GREGORY G. TURNBULL	I	YES	FOR	FOR

				RESOLUTION:	I	YES	FOR	FOR
TO APPROVE AMENDMENTS TO THE CORPORATION'S ARTICLES OF INCORPORATION TO INCREASE THE MAXIMUM NUMBER OF DIRECTORS THE CORPORATION MAY HAVE FROM SEVEN (7) TO ELEVEN (11) DIRECTORS.

				RESOLUTION:	I	YES	FOR	FOR
TO ADOPT A BY-LAW PROVIDING ADVANCE NOTICE REQUIREMENTS FOR THE NOMINATION OF DIRECTORS.

				APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP, CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION AND AUTHORIZE THE BOARD OF DIRECTORS OF THE CORPORATION TO FIX THEIR REMUNERATION AS SUCH.

				ADVISORY RESOLUTION:	I	YES	FOR	FOR
TO ACCEPT THE CORPORATION'S APPROACH TO EXECUTIVE COMPENSATION.

MARKWEST ENERGY PARTNERS L P	MWE	570759100	5/29/2013	DIRECTOR:
				FRANK M. SEMPLE	I	YES	FOR	FOR
				DONALD D. WOLF	I	YES	FOR	FOR
				KEITH E. BAILEY	I	YES	FOR	FOR
				MICHAEL L. BEATTY	I	YES	FOR	FOR
				CHARLES K. DEMPSTER	I	YES	FOR	FOR
				DONALD C. HEPPERMANN	I	YES	FOR	FOR
				RANDALL J. LARSON	I	YES	FOR	FOR
				ANNE E. FOX MOUNSEY	I	YES	FOR	FOR
				WILLIAM P. NICOLETTI	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
DELOITTE & TOUCHE LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/4/2013	DIRECTOR:
				OLIVER G. RICHARD, III	I	YES	FOR	FOR
				CLARK C. SMITH	I	YES	FOR	FOR
				FRANK S. SOWINSKI	I	YES	FOR	FOR

				APPROVE:	I	YES	FOR	FOR
THE COMPANY'S 2013 LONG-TERM INCENTIVE PLAN.

				RATIFY:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLPS AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2013.

PVR PARTNERS, L.P.	PVR	693665101	6/5/2013	DIRECTOR:
				ROBERT J. HALL	I	YES	FOR	FOR
				MARSHA R. PERELMAN	I	YES	FOR	FOR

				APPROVE:	I	YES	FOR	FOR
THE ADVISORY RESOLUTION APPROVING EXECUTIVE COMPENSATION.

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF KPMG LLP AS THE PARTNERSHIP'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE 2013 FISCAL YEAR.

BREITBURN ENERGY PARTNERS L.P.	BBEP	106776107	6/19/2013	DIRECTOR:
				HALBERT S. WASHBURN	I	YES	FOR	FOR
				CHARLES S. WEISS	I	YES	FOR	FOR

				RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013.

KNOT OFFSHORE PARTNERS LP	KNOP	Y48125101	6/25/2013	ELECT:
				EDWARD ANDREW WARYAS, JR. AS A CLASS I DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2014 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR
				ANDREW BEVERIDGE AS A CLASS II DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2015 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR
				JOHN COSTAIN AS A CLASS III DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2016 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR
				HANS PETTER AAS AS A CLASS IV DIRECTOR, WHOSE TERM WILL EXPIRE AT THE 2017 ANNUAL MEETING OF LIMITED PARTNERS.	I	YES	FOR	FOR